Financial Instruments - Fair Value Measurements on a Recurring and Non-recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key inputs used in investor option liability valuation
Other-than-temporarily impairment related to the available-for-sale investments	$ 1,300,000	$ 4,800,000	$ 0
Impairment charges under cost method investments	6,500,000	29,000,000	6,600,000
Impairment charges under equity method investments		2,500,000	0
Goodwill and acquired intangibles impairment		40,194,000
Financial instruments measured on a recurring basis
Key inputs used in investor option liability valuation
Other-than-temporarily impairment related to the available-for-sale investments	1,300,000	4,800,000	0
Non-recurring
Key inputs used in investor option liability valuation
Impairment on the acquired intangible assets		3,500,000
Goodwill and acquired intangibles impairment	0	36,700,000	0
Non-recurring | Significant Unobservable Inputs (Level 3)
Key inputs used in investor option liability valuation
Carrying value to fair value of cost method investments	0	0
Carrying value to fair value of equity method investments	0	0
Impairment charges under cost method investments	6,500,000	29,000,000	6,600,000
Impairment charges under equity method investments	$ 114,300,000	$ 2,500,000	$ 0
Non-recurring | Significant Unobservable Inputs (Level 3) | Discounted cash flow model | Minimum
Key inputs used in investor option liability valuation
Fair value input of the privately held investments, discount curve of market interest rates (as a percent)	19.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Discounted cash flow model | Maximum
Key inputs used in investor option liability valuation
Fair value input of the privately held investments, discount curve of market interest rates (as a percent)	33.00%